Guarantees and Contingent Liabilities - Representation and Warranty Reserve Rollforward (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Representation and Warranty Reserve, Beginning Balance	$ 83	$ 240	$ 160
Net realized losses	(28)	(115)	(120)
Change in reserve	(9)	(42)	200
Representation and Warranty Reserve, Ending Balance	$ 46	$ 83	$ 240